Financial Instruments - Outstanding Forward Agreements to Purchase Foreign Currency (Detail) - MXN ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair Value Asset		$ 2,605,000,000
Forward agreements to purchase foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019	2019
Notional Amount	$ 3,301,000,000	$ 4,768,000,000
Fair Value (Liability)	(31,000,000)	(66,000,000)
Fair Value Asset	$ 83,000,000	$ 109,000,000
Forward agreements to purchase foreign currency [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020
Notional Amount	$ 4,323,000,000
Fair Value (Liability)	(17,000,000)
Fair Value Asset	$ 58,000,000
Options to purchase foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019	2019
Notional Amount	$ 245,000,000	$ 1,734,000,000
Fair Value (Liability)	(2,000,000)	(33,000,000)
Fair Value Asset	$ 9,000,000	$ 57,000,000
Options to purchase foreign currency [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020
Notional Amount	$ 112,000,000
Fair Value Asset	$ 8,000,000